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Semi-Annual Report
September 30, 2002

CMA California
Municipal Money Fund

www.mlim.ml.com

TO OUR SHAREHOLDERS:

For the six months ended September 30, 2002, CMA California Municipal Money Fund paid shareholders a net annualized yield of .91%.* As of September 30, 2002, the Fund's 7-day yield was 1.06%.

Economic Environment

Since our last report to shareholders, U.S. financial markets were dominated by the news of corporate scandal, weaker domestic economic growth and the increasing possibility of a military confrontation with Iraq. U.S. Treasury securities thrived in this environment, especially in the two-year--10-year range, with the yields on two-year and five-year notes falling by approximately two percentage points, while the yield on 10-year notes fell by 1.7 percentage points. Conversely, equity markets suffered substantial losses with the Dow Jones Industrial Average, NASDAQ Composite Index and Standard & Poor's 500 Index all losing more than a quarter of their value since March 31, 2002. The only bright spots in the economy remained vehicle sales and housing as 0% financing auto loans and historically low mortgage rates continued to fuel growth in these two sectors. The Federal Reserve Board left short-term interest rates unchanged during the six-month period ended September 30, 2002, with the target Federal Funds rate ending the period where it began at 1.75%. The Federal Reserve Board's stated bias during the first half of the period was "neutral," but as the period progressed and economic indicators softened, the bias shifted to "conditions favoring weakness" at the August 2002 meeting. This shift, which was maintained at the September 2002 meeting, may be a precursor to further interest rate cuts in the upcoming months should conditions fail to improve.

Specific to California, the economy remained sluggish as technology-related spending by corporations remained weak and personal and corporate tax revenues continued to run below projected levels, placing a further strain on the state's finances. In response, the state issued $7.5 billion in revenue anticipation warrants in late June 2002. The proceeds from this issue were used to bridge a budget shortfall over its June 30, 2002 fiscal year end and allowed the state to meet its financial obligations through the fall 2002. In the upcoming months, California is expected to issue in excess of $20 billion in additional securities to stabilize their fiscal situation through June 2003. The issuance, which will be a combination of long-term bonds, short-term variable rate demand notes and short-term fixed coupon notes, will allow the state to retire the outstanding revenue anticipation warrants and replenish the general fund with approximately $6.0 billion it dispersed during the electricity deregulation crisis in 2001.

Investment Strategy

The Fund began the six-month period ended September 30, 2002 with an average portfolio maturity in the 20-day range, but by mid-period we raised the average life to 70 days. The increase in the average portfolio maturity occurred during the annual summer note season with the purchase of approximately $500 million in short-term municipal notes. The notes purchased have stated maturities that span from November 2002 to June 2003 and provided the Fund with solid credit quality, excellent asset diversification and yields that

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

ranged from 1.65% to 1.93%. Additionally, the purchase of the notes allowed us to reallocate approximately 10% of the Fund's assets out of variable rate demand notes into fixed coupon notes and positively impacted the return of the Fund during the second half of the period. We believe the Fund is well positioned should increased issuance present attractive opportunities to extend the average portfolio maturity. Finally, the Fund's portfolio strategy and asset allocation during the six-month period ended September 30, 2002 provided shareholders with a well-diversified portfolio of high credit quality securities, a stable net asset value and a competitive return when compared to similar investment alternatives.

Looking ahead, we expect that the strength of economic data released through year end will significantly influence the overall direction of interest rates in the upcoming months. Further softness in key indicators may convince the Federal Reserve Board that additional interest rate cuts are necessary to spur growth.

In Conclusion

We thank you for your continued support of CMA California Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,

/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Kenneth A. Jacob

Kenneth A. Jacob
Senior Vice President


/s/ John M. Loffredo

John M. Loffredo
Senior Vice President


/s/ Steven T. Lewis

Steven T. Lewis
Vice President and Portfolio Manager

October 29, 2002

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002                  (IN THOUSANDS)

               Face
State         Amount                                                 Issue                                        Value
-------------------------------------------------------------------------------------------------------------------------
California--              ABN Amro Munitops Certificates Trust, VRDN (a):
97.6%        $ 10,412          Series 1998-17, 1.65% due 7/05/2006 (c)......................................   $   10,412
                5,000          Series 1998-25, 1.65% due 7/05/2006 (c)......................................        5,000
                5,373          Series 1999-7, 1.65% due 7/04/2007 (b).......................................        5,373
               15,000     Auburn, California, Union School District, COP, Refunding, VRDN,
                          1.60% due 12/01/2032 (a)(e).......................................................       15,000
               47,000     California Community College Financing Authority, TRAN, Series A,
                          3% due 6/30/2003..................................................................       47,456
                          California Educational Facilities Authority Revenue Bonds, VRDN (a):
               11,100          (Life Chiropractic College), 1.56% due 1/01/2025.............................       11,100
                4,000          (Pepperdine University), Series B, 1.55% due 11/01/2029......................        4,000
                6,600          (San Francisco Conservatory), 1.55% due 3/01/2025............................        6,600
                          California HFA, Home Mortgage Revenue Bonds, VRDN, AMT (a):
                2,700          Series B, 2.05% due 8/01/2033 (e)............................................        2,700
                3,100          Series J, 1.75% due 2/01/2033................................................        3,100
                          California HFA, M/F Housing Revenue Bonds, VRDN, AMT, Series A (a):
                4,000          1.80% due 2/01/2026..........................................................        4,000
                3,600          1.80% due 2/01/2035..........................................................        3,600
               24,590     California Health Facilities Financing Authority Revenue Bonds, FLOATS,
                          Series 591, 1.66% due 3/01/2014 (a)(b)............................................       24,590
                3,335     California Infrastructure and Economic Development Bank, Empowerment
                          Revenue Bonds (Gold Coast Baking Company Project), VRDN, AMT,
                          1.80% due 4/01/2012 (a)...........................................................        3,335
                          California Infrastructure and Economic Development Bank, Revenue Refunding Bonds
                          (Independent Systems Operator Corporation Project), VRDN (a)(b):
               27,600          Series A, 1.75% due 4/01/2008................................................       27,600
               22,570          Series B, 1.70% due 4/01/2008................................................       22,570
               18,670          Series C, 1.60% due 4/01/2009................................................       18,670
                5,600     California Pollution Control Financing Authority, Environmental
                          Improvement Revenue Bonds (Atlantic Richfield Co. Project), VRDN,
                          AMT, 1.75% due 12/01/2032 (a).....................................................        5,600
                          California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
                          and Electric), VRDN (a):
               89,900          AMT, Series B, 2% due 11/01/2026.............................................       89,900
              106,325          Series C, 2% due 11/01/2026..................................................      106,325
               41,450          Series E, 1.80% due 11/01/2026...............................................       41,450
               29,700          Series F, 1.80% due 11/01/2026...............................................       29,700

Portfolio Abbreviations for CMA California Municipal Money Fund

AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
CP           Commercial Paper
FLOATS       Floating Rate Securities
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
MERLOTS      Municipal Extendable Receipt Liquidity Option Tender Securities
MSTR         Municipal Securities Trust Receipts
PCR          Pollution Control Revenue Bonds
RAW          Revenue Anticipation Warrants
TRAN         Tax Revenue Anticipation Notes
VRDN         Variable Rate Demand Notes

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)      (IN THOUSANDS)

               Face
State         Amount                                                 Issue                                        Value
-------------------------------------------------------------------------------------------------------------------------
California   $ 21,200     California Pollution Control Financing Authority, Resource Recovery
(continued)               Revenue Bonds (Atlantic Richfield Co. Project), VRDN, Series A,
                          1.75% due 12/01/2024 (a)..........................................................   $   21,200
                5,500     California Pollution Control Financing Authority, Solid Waste Disposal
                          Revenue Bonds (Shell Martinez Refining), VRDN, AMT, Series B,
                          1.70% due 10/01/2031 (a)..........................................................        5,500
                          California Pollution Control Financing Authority, Solid Waste Disposal
                          Revenue Bonds (Taormina Industries Inc. Project), VRDN, AMT (a):
                4,965          1.50% due 8/01/2014..........................................................        4,965
                9,300          Series A, 1.50% due 8/01/2016................................................        9,300
               16,485          Series B, 1.50% due 8/01/2014................................................       16,485
                4,000     California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                          Refunding Bonds (Waste Management Project), VRDN, AMT, Series A,
                          1.63% due 1/01/2022 (a)...........................................................        4,000
               70,000     California School Cash Reserve Program Authority Revenue Bonds, Series A,
                          3% due 7/03/2003..................................................................       70,692
                2,325     California School Facilities Financing Corporation, COP, Refunding (Capital
                          Improvement Financing Projects), VRDN, Series C, 1.60% due 7/01/2022 (a)..........        2,325
                          California State Department of Water Resources Revenue Bonds, FLOATS (a):
               44,960          Series K-1, 1.70% due 11/01/2004.............................................       44,960
               58,475          Series K-2, 1.70% due 11/01/2004.............................................       58,475
                2,400     California State Economic Development Financing Authority, IDR
                          (Harvel Plastics Inc. Project), VRDN, AMT, 1.85% due 3/01/2010 (a)................        2,400
                          California State, GO, CP:
               34,000          1.35% due 10/07/2002.........................................................       34,000
                9,000          1.35% due 11/08/2002.........................................................        9,000
               15,000          1.35% due 11/13/2002.........................................................       15,000
               30,000          1.35% due 11/14/2002.........................................................       30,000
               15,735          1.35% due 12/05/2002.........................................................       15,735
                          California State, GO, MSTR, VRDN (a):
                8,555          Series SGA-7, 1.67% due 9/01/2018 (e)........................................        8,555
                9,600          Series SGA-39, 1.67% due 6/01/2014 (b).......................................        9,600
                9,340          Series SGA-40, 1.67% due 6/01/2013 (c).......................................        9,340
                9,370          Series SGA-72, 1.67% due 6/01/2017 (c).......................................        9,370
                3,200     California State, GO, Refunding, MERLOTS, Series A-47,
                          1.61% due 2/01/2011 (a)(b)........................................................        3,200
                          California State, GO, Refunding, MSTR, VRDN (a):
               33,900          Series SGA-119, 1.80% due 9/01/2028 (c)......................................       33,900
               20,900          Series SGA-135, 1.80% due 12/01/2030 (d)(g)..................................       20,900
               34,055          Series SGA-136, 1.80% due 12/01/2030 (g).....................................       34,055
                9,200     California State, MERLOTS, Series A-17, 1.61% due 11/01/2018 (a)..................        9,200
                          California State, RAW:
               40,000          Series B, 2.50% due 11/27/2002...............................................       40,047
               20,000          Series B, 3% due 11/27/2002..................................................       20,038
              180,000          Series C, 2% due 1/30/2003...................................................      180,067
                          California Statewide Communities Development Authority, M/F Housing
                          Revenue Bonds, VRDN (a):
               10,000          (Canyon Creek Apartments), AMT, Series C, 1.55% due 6/15/2025 (f)............       10,000
                3,660          (Greenback Manor Apartments), AMT, Series A, 1.65% due 2/01/2028.............        3,660
                4,200          (Kimberly Woods), AMT, Series B, 1.55% due 6/15/2025 (f).....................        4,200
               10,535          (More Than Shelter), Series A, 1.55% due 1/15/2031...........................       10,535

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)      (IN THOUSANDS)

               Face
State         Amount                                                 Issue                                        Value
-------------------------------------------------------------------------------------------------------------------------
California    $ 4,500     California Statewide Communities Development Authority, Solid Waste
(continued)               Facilities Revenue Bonds (Chevron U.S.A. Inc. Project), VRDN, AMT,
                          1.75% due 12/15/2024 (a)..........................................................    $   4,500
               30,000     California Statewide Communities Development Authority, TRAN, Series A,
                          3% due 6/30/2003..................................................................       30,287
                5,000     California Transit Finance Authority Revenue Bonds, VRDN,
                          1.55% due 10/01/2027 (a)(e).......................................................        5,000
               19,859     Clipper Tax Exempt, COP, VRDN, AMT, Series 98-9, 1.73% due 7/12/2003 (a)..........       19,859
               15,525     Contra Costa, California, Water District Revenue Bonds, MSTR, VRDN,
                          Series SGA 24, 1.67% due 10/01/2019 (a)(b)........................................       15,525
                5,800     Dublin, California, M/F Housing Authority Revenue Bonds (Park Sierra), VRDN,
                          AMT, Series A, 1.70% due 6/01/2028 (a)............................................        5,800
                7,740     Eagle Tax-Exempt Trust, California HFA, Mortgage Revenue Bonds, VRDN,
                          Series F-C7, 1.63% due 8/01/2023 (a)(b)...........................................        7,740
                          Eagle Tax-Exempt Trust, California, VRDN, Class A (a):
               29,700          Series 2000-0501, 1.68% due 10/01/2028.......................................       29,700
               23,905          Series 2000-0507, 1.68% due 10/01/2026.......................................       23,905
               35,000     East Bay, California, Municipal Utility District, Water System Revenue
                          Refunding Bonds, VRDN, Sub-Series B, 1.60% due 6/01/2025 (a)(e)...................       35,000
                8,900     Elsinore Valley, California, Municipal Water District, COP, VRDN, Series A,
                          1.55% due 7/01/2029 (a)(c)........................................................        8,900
               10,360     Fremont, California, High School District, Santa Clara County, GO, TRAN,
                          3% due 7/01/2003..................................................................       10,466
                4,685     Fresno, California, Water System Revenue Refunding Bonds, MSTR, VRDN,
                          Series SGA 76, 1.67% due 6/01/2024 (a)(c).........................................        4,685
               16,660     Glendale, California, Hospital Revenue Refunding Bonds, FLOATS, Series 590,
                          1.66% due 3/01/2014 (a)(b)........................................................       16,660
                6,620     Highland, California, Redevelopment Agency, M/F Housing Revenue Bonds
                          (Jeffrey Court Senior Apartments), VRDN, AMT, 1.65% due 3/01/2028 (a).............        6,620
                2,000     Kern County, California, Superintendent of Schools, COP, VRDN, Series A,
                          1.70% due 12/01/2021 (a)..........................................................        2,000
               19,430     Loma Linda, California, M/F Housing Revenue Refunding Bonds
                          (Loma Linda Springs), VRDN, AMT, 1.63% due 12/15/2031 (a).........................       19,430
               46,900     Long Beach, California, Unified School District, COP, Refunding (Capital
                          Improvement Refining Project), VRDN, 1.60% due 6/01/2024 (a)(d)...................       46,900
               14,740     Los Angeles, California, Community Redevelopment Agency, M/F Housing
                          Revenue Bonds (Rowan Lofts Project), VRDN, AMT, Series A,
                          1.60% due 12/01/2034 (a)..........................................................       14,740
                3,000     Los Angeles, California, Department of Airports, Airport Municipal Trust
                          Revenue Bonds, FLOATS, Series SG 61, 1.67% due 5/15/2020 (a)(c)...................        3,000
                          Los Angeles, California, Department of Water and Power, Electric Plant
                          Revenue Refunding Bonds, MSTR, VRDN (a):
                4,075          Series SGA 4, 1.67% due 11/15/2019 (c).......................................        4,075
                4,005          Series SGA 6, 1.67% due 11/15/2019 (b).......................................        4,005
               30,000     Los Angeles, California, Department of Water and Power, Waterworks Revenue
                          Refunding Bonds, VRDN, Sub-Series B-4, 1.60% due 7/01/2035 (a)....................       30,000
                5,000     Los Angeles, California, Harbor Department Revenue Bonds, FLOATS,
                          Series SG-59, 1.67% due 8/01/2026 (a)(b)..........................................        5,000
                          Los Angeles, California, Unified School District, GO, TRAN:
               15,000          Series B, 3% due 7/01/2003...................................................       15,146
               40,000          Series C, 3.25% due 7/01/2003................................................       40,461
               14,000     Los Angeles, California, Wastewater System, Revenue Refunding Bonds, VRDN,
                          Sub-Series B, 1.88% due 12/01/2031 (a)(c).........................................       14,000

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)      (IN THOUSANDS)

               Face
State         Amount                                                 Issue                                        Value
-------------------------------------------------------------------------------------------------------------------------
California                Los Angeles, California, Water and Power Revenue Bonds (Power System), VRDN (a):
(continued)  $ 40,000          Sub-Series A-3, 1.60% due 7/01/2035..........................................   $   40,000
               14,200          Sub-Series A-5, 1.60% due 7/01/2035..........................................       14,200
                          Los Angeles, California, Water and Power Revenue Refunding Bonds, VRDN (a):
               16,800          Sub-Series B-3, 1.75% due 7/01/2034..........................................       16,800
               30,000          Sub-Series B-5, 1.65% due 7/01/2034..........................................       30,000
               22,630     Los Angeles County, California, Capital Asset Leasing Corporation,
                          Lease Revenue Bonds, CP, 1.30% due 11/06/2002.....................................       22,630
               70,350     Los Angeles County, California, GO, TRAN, Series A, 3% due 6/30/2003..............       71,054
               13,100     Los Angeles County, California, Housing Authority, M/F Housing Revenue
                          Bonds (Park Sierra), VRDN, Series A, 1.55% due 9/01/2030 (a)......................       13,100
               12,999     Los Angeles County, California, Housing Authority, M/F Housing
                          Revenue Refunding Bonds (Malibu Meadows II), VRDN, Series C,
                          1.60% due 4/15/2028 (a)(f)........................................................       12,999
                          Los Angeles County, California, Metropolitan Transportation Authority,
                          Revenue Refunding Bonds, MSTR, VRDN (a)(e):
               58,975          Series SGB 1, 1.63% due 7/01/2025............................................       58,975
               40,850          Series SGB 2, 1.63% due 7/01/2021............................................       40,850
                          Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax
                          Revenue Bonds, FLOATS (a):
                6,000          Series SG-46, 1.65% due 7/01/2017 (d)........................................        6,000
               20,000          Series SG-55, 1.65% due 7/01/2018 (b)........................................       20,000
                8,000     Lucia Mar, California, Unified School District, COP, Refunding
                          (Capital Financing Project), VRDN, 1.49% due 5/01/2031 (a)........................        8,000
               36,000     Metropolitan Water District of Southern California, Revenue Refunding Bonds,
                          VRDN, Series B-2, 1.60% due 7/01/2020 (a).........................................       36,000
                7,435     Monrovia, California, Unified School District, GO, MSTR, VRDN, Series SGA 70,
                          1.67% due 8/01/2022 (a)(b)........................................................        7,435
                          Municipal Securities Trust Certificates, California, GO, VRDN, Class A (a)(c):
               24,550          Series 2000-97, 1.67% due 9/01/2016..........................................       24,550
               20,860          Series 2001-118, 1.80% due 3/03/2009.........................................       20,860
                6,150     National City, California, Community Development Commission, Tax
                          Allocation Revenue Bonds (Redevelopment Project), VRDN, Series B,
                          1.60% due 8/01/2025 (a)...........................................................        6,150
                          Newport Beach, California, Revenue Bonds (Hoag Memorial Presbyterian
                          Hospital), VRDN (a):
               12,500          Series A, 1.73% due 12/01/2029...............................................       12,500
               20,000          Series C, 1.73% due 12/01/2029...............................................       20,000
               13,570     Port Oakland, California, Port Revenue Bonds, MSTR, VRDN, Series SG 112,
                          1.69% due 11/01/2025 (a)(b).......................................................       13,570
                3,300     Riverside County, California, IDA, IDR (Universal Forest Products), VRDN, AMT,
                          1.66% due 8/01/2029 (a)...........................................................        3,300
               12,400     Sacramento, California, Housing Authority, M/F Housing Revenue Bonds
                          (Greenfair Apartments), VRDN, AMT, Series G, 1.60% due 12/01/2030 (a).............       12,400

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)      (IN THOUSANDS)

               Face
State         Amount                                                 Issue                                        Value
-------------------------------------------------------------------------------------------------------------------------
California                Sacramento, California, Municipal Utility District, CP:
(concluded)  $ 30,050          1.30% due 11/07/2002.........................................................    $  30,050
               12,050          1.25% due 11/18/2002.........................................................       12,050
                5,760     Sacramento, California, Municipal Utility District, Electric Revenue Bonds,
                          MSTR, VRDN, Series SGB 4, 1.63% due 8/15/2021 (a)(d)..............................        5,760
                9,400     Sacramento, California, Municipal Utility District, Electric Revenue
                          Refunding Bonds, MSTR, VRDN, Series SGA 5, 1.67% due 11/15/2006 (a)(e)............        9,400
               10,000     San Bernardino County, California, COP, Refunding (Medical Center
                          Financing Project), VRDN, 1.68% due 8/01/2026 (a)(b)..............................       10,000
                6,430     San Bernardino County, California, GO, TRAN, 2.50% due 7/01/2003..................        6,472
                          San Diego Unified Port District, CA, Subordinate Airport Revenue Bonds
                          (Lindbergh Field), CP:
               13,110          1.55% due 10/09/2002.........................................................       13,110
               22,134          AMT, 1.60% due 10/09/2002....................................................       22,134
                7,000     San Diego, California, Sewer Revenue Bonds, FLOATS, Series SG-14,
                          1.65% due 5/15/2020 (a)(d)........................................................        7,000
                5,000     San Diego County and School District Revenue Bonds, TRAN, Series B,
                          3% due 7/31/2003..................................................................        5,052
                          San Francisco, California, City and County Airport Commission, International
                          Airport Revenue Bonds, MSTR, VRDN (a):
                7,705          AMT, Series SGA-56, 1.67% due 5/01/2026 (b)..................................        7,705
               28,005          Series SG-115, 1.80% due 5/01/2020...........................................       28,005
               16,555          Series SG-116, 1.80% due 5/01/2026...........................................       16,555
               25,000     San Jose, California, M/F Housing Revenue Bonds (Siena Renaissance Square
                          Apartments), VRDN, 1.60% due 12/01/2029 (a).......................................       25,000
                9,935     Santa Clara, California, Electric Revenue Refunding Bonds, MSTR, VRDN,
                          Series SGA-75, 1.67% due 7/01/2027 (a)(d).........................................        9,935
                          Santa Cruz County, California, GO, TRAN:
                7,000          3% due 7/01/2003.............................................................        7,069
               27,750          Board of Education, 3% due 7/01/2003.........................................       28,021
                8,315     Santa Cruz County, California, Public Financing Authority Revenue Bonds,
                          MSTR, VRDN, Series SG-23, 1.65% due 9/01/2023 (a)(b)..............................        8,315
                5,225     Santa Rosa, California, M/F Housing Revenue Bonds (Oak Creek Apartments
                          Project), VRDN, Series A, 1.65% due 6/01/2018 (a).................................        5,225
                3,300     Shafter, California, IDA, IDR (Building Materials Manufacturing Corporation
                          Project), VRDN, AMT, 1.60% due 6/01/2029 (a)......................................        3,300
               12,000     Simi Valley, California, M/F Housing Revenue Bonds (Shadowridge
                          Apartments), VRDN, 1.60% due 9/01/2019 (a)........................................       12,000
               25,000     Southern California Public Power Authority, Transmission Project
                          Revenue Refunding Bonds (Southern Transmission), VRDN, Series A,
                          1.55% due 7/01/2021 (a)(e)........................................................       25,000
               16,000     Ventura County, California, GO, TRAN, 3% due 7/01/2003............................       16,158

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONCLUDED)      (IN THOUSANDS)

               Face
              Amount                                                 Issue                                        Value
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico--             Government Development Bank of Puerto Rico, CP:
2.1%         $ 13,000          1.30% due 10/25/2002.........................................................   $   13,000
               10,000          1.40% due 11/06/2002.........................................................       10,000
                4,900     Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN,
                          Series 2000-107, Class A, 1.65% due 5/19/2009 (a)(e)..............................        4,900
                4,000     Puerto Rico Commonwealth, FLOATS, Series PMD-8,
                          1.63% due 7/01/2026 (a)(b)........................................................        4,000
                3,450     Puerto Rico Commonwealth, Highway and Transportation Authority,
                          Transportation Revenue Bonds, FLOATS, Series PMD-9,
                          1.63% due 7/01/2026 (a)(e)........................................................        3,450
                          Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR,
                          VRDN (a)(b):
                9,000          Series SGA-43, 1.65% due 7/01/2022...........................................        9,000
                8,635          Series SGA-44, 1.65% due 7/01/2023...........................................        8,635
-------------------------------------------------------------------------------------------------------------------------
                          Total Investments (Cost--$2,539,863*)--99.7%......................................    2,539,863
                          Other Assets Less Liabilities--0.3%...............................................        7,640
                                                                                                               ----------
                          Net Assets--100.0%................................................................   $2,547,503
                                                                                                               ==========
=========================================================================================================================

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2002.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   AMBAC Insured.
(e)   FSA Insured.
(f)   FNMA Collateralized.
(g)   XL Capital Insured.
*     Cost for Federal income tax purposes.

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2002

Assets:
Investments, at value (identified cost--$2,539,863,399) .......                 $2,539,863,399
Cash ..........................................................                         55,565
Interest receivable ...........................................                      8,291,779
Prepaid registration fees .....................................                        899,891
                                                                                --------------
Total assets ..................................................                  2,549,110,634
                                                                                --------------
Liabilities:
Payables:
    Investment adviser ........................................ $ 908,031
    Distributor ...............................................   644,762            1,552,793
                                                                ---------

Accrued expenses and other liabilities ........................                         54,879
                                                                                --------------
Total liabilities .............................................                      1,607,672
                                                                                --------------
Net Assets ....................................................                 $2,547,502,962
                                                                                ==============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited
number of shares authorized ...................................                 $  254,810,002
Paid-in capital in excess of par ..............................                  2,293,288,362
Accumulated realized capital losses--net ......................                       (595,402)
                                                                                --------------
Net Assets--Equivalent to $1.00 per share based on
2,548,100,024 shares of beneficial interest outstanding .......                 $2,547,502,962
                                                                                ==============

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

Investment Income:
Interest and amortization of premium and discount earned ......                 $19,750,570

Expenses:
Investment advisory fees ...................................... $  5,447,594
Distribution fees .............................................    1,663,117
Accounting services ...........................................      188,200
Transfer agent fees ...........................................       95,200
Professional fees .............................................       36,091
Custodian fees ................................................       30,929
Printing and shareholder reports ..............................       25,646
Registration fees .............................................       14,136
Trustees' fees and expenses ...................................       11,827
Pricing fees ..................................................        7,597
Other .........................................................       15,588
                                                                ------------

Total expenses ................................................                   7,535,925
                                                                                -----------
Investment income--net ........................................                  12,214,645
Realized Gain on Investments--Net .............................                      39,272
                                                                                -----------
Net Increase in Net Assets Resulting from Operations ..........                 $12,253,917
                                                                                ===========

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        For the Six          For the
                                                                        Months Ended        Year Ended
                                                                        September 30,        March 31,
Increase (Decrease) in Net Assets:                                          2002               2002
--------------------------------------------------------------------------------------------------------
Operations:
Investment income--net ............................................   $    12,214,645    $    39,907,969
Realized gain on investments--net .................................            39,272             76,139
                                                                      ---------------    ---------------
Net increase in net assets resulting from operations ..............        12,253,917         39,984,108
                                                                      ---------------    ---------------
Dividends to Shareholders:
Dividends to shareholders from investment income--net .............       (12,214,645)       (39,907,969)
                                                                      ---------------    ---------------
Beneficial Interest Transactions:
Net proceeds from sale of shares ..................................     3,803,354,845      8,569,967,674
Value of shares issued to shareholders in reinvestment of dividends        12,215,437         39,898,428
                                                                      ---------------    ---------------
                                                                        3,815,570,282      8,609,866,102
Cost of shares redeemed ...........................................    (3,982,992,483)    (8,324,230,757)
                                                                      ---------------    ---------------
Net increase (decrease) in net assets derived from beneficial
interest transactions .............................................      (167,422,201)       285,635,345
                                                                      ---------------    ---------------
Net Assets:
Total increase (decrease) in net assets ...........................      (167,382,929)       285,711,484
Beginning of period ...............................................     2,714,885,891      2,429,174,407
                                                                      ---------------    ---------------
End of period .....................................................   $ 2,547,502,962    $ 2,714,885,891
                                                                      ===============    ===============

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios
have been derived from information provided    For the Six
in the financial statements.                   Months Ended                     For the Year Ended March 31,
                                               September 30,     -----------------------------------------------------------
Increase (Decrease) in Net Asset Value:            2002             2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------

Per Share Operating Performance:
Net asset value, beginning of period .....      $      1.00      $      1.00     $      1.00     $      1.00     $      1.00
                                                -----------      -----------     -----------     -----------     -----------
Investment income--net ...................              .01              .02             .03             .03             .03
Realized gain (loss) on investments--net .               --+              --+             --+             --+             --+
                                                -----------      -----------     -----------     -----------     -----------
Total from investment operations .........              .01              .02             .03             .03             .03
                                                -----------      -----------     -----------     -----------     -----------
Less dividends from investment income--net             (.01)            (.02)           (.03)           (.03)           (.03)
                                                -----------      -----------     -----------     -----------     -----------
Net asset value, end of period ...........      $      1.00      $      1.00     $      1.00     $      1.00     $      1.00
                                                ===========      ===========     ===========     ===========     ===========
Total Investment Return ..................             .91%*           1.61%           3.02%           2.59%           2.68%
                                                ===========      ===========     ===========     ===========     ===========
Ratios to Average Net Assets:
Expenses .................................             .56%*            .57%            .58%            .58%            .58%
                                                ===========      ===========     ===========     ===========     ===========
Investment income-- net ..................             .92%*           1.58%           2.98%           2.56%           2.63%
                                                ===========      ===========     ===========     ===========     ===========
Supplemental Data:
Net assets, end of period (in thousands) .      $ 2,547,503      $ 2,714,886     $ 2,429,174     $ 2,312,154     $ 2,270,864
                                                ===========      ===========     ===========     ===========     ===========

* Annualized.
+ Amount is less than $.01 per share.

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

CMA California Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax withheld and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but

CMA CALIFORNIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

not exceeding $1 billion, and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended September 30, 2002, the Fund reimbursed FAM $25,474 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:

At March 31, 2002, the Fund had a net capital loss carryforward of approximately $635,000, of which $411,000 expires in 2003, $42,000 expires in 2006 and
$182,000 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

CMA CALIFORNIA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

Terry K. Glenn -- President and Trustee
Ronald W. Forbes -- Trustee
Cynthia A. Montgomery -- Trustee
Charles C. Reilly -- Trustee
Kevin A. Ryan -- Trustee
Roscoe S. Suddarth -- Trustee
Richard R. West -- Trustee
Edward D. Zinbarg -- Trustee
Kenneth A. Jacob -- Senior Vice President
John M. Loffredo -- Senior Vice President
Steven T. Lewis -- Vice President
Donald C. Burke -- Vice President and Treasurer
Phillip S. Gillespie -- Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

* For inquiries regarding your CMA account, call 800-CMA-INFO (800-262-4636).

[LOGO] Merrill Lynch  Investment Managers

                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA California Municipal Money Fund
Box 9011
Princeton, NJ
08543-9011

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